About These Statements - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of credit risk exposure [line items]
Carbon credits inventory	$ 274	$ 202
Undrawn borrowing facilities and cash disposal	9,262	6,723
Restricted cash and cash equivalents	0	0
Overdue trade receivables	0	0
Expense relating to varible lease payments not included in measurement of lease liabilities	$ 2,342	$ 2,113
Percentage of assessing gross lease liabilities	1
Contract Assets
Disclosure of credit risk exposure [line items]
Useful life measured as period of time, intangible assets other than goodwill	30 years
Scarborough | LNG Japan
Disclosure of credit risk exposure [line items]
Percentage of completion of sale		0.10
Scarborough | JERA
Disclosure of credit risk exposure [line items]
Percentage of completion of sale		0.151
Bottom of range
Disclosure of credit risk exposure [line items]
Useful life of assets	5 years
Settlement term of receivables	7 days
Bottom of range | Contract Assets
Disclosure of credit risk exposure [line items]
Useful life measured as period of time, intangible assets other than goodwill		6 months
Bottom of range | Software
Disclosure of credit risk exposure [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Bottom of range | Buildings
Disclosure of credit risk exposure [line items]
Useful life of assets	24 years
Bottom of range | Other plant and equipment
Disclosure of credit risk exposure [line items]
Useful life of assets	5 years
Top of range
Disclosure of credit risk exposure [line items]
Useful life of assets	50 years
Settlement term of receivables	30 days
Top of range | Contract Assets
Disclosure of credit risk exposure [line items]
Useful life measured as period of time, intangible assets other than goodwill		17 years
Top of range | Software
Disclosure of credit risk exposure [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Top of range | Buildings
Disclosure of credit risk exposure [line items]
Useful life of assets	40 years
Top of range | Other plant and equipment
Disclosure of credit risk exposure [line items]
Useful life of assets	40 years
Fair value hedges | Interest bearing liabilities | Bottom of range | SOFR
Disclosure of credit risk exposure [line items]
Borrowings, adjustment to interest rate basis	2.00%	2.00%
Fair value hedges | Interest bearing liabilities | Top of range | SOFR
Disclosure of credit risk exposure [line items]
Borrowings, adjustment to interest rate basis	(2.00%)	(2.00%)
Embedded commodity derivative | Commodity price risk
Disclosure of credit risk exposure [line items]
Unrealised gain loss on financial liabilities at fair value through profit or loss	$ 137	$ (314)
Commodity price risk
Disclosure of credit risk exposure [line items]
Hedging instrument, assets	$ 176	27
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in relevant commodity prices	$ (77)
Percentage of reasonably possible decrease in unobservable input assets	10.00%
Foreign exchange risk
Disclosure of credit risk exposure [line items]
Hedging instrument, assets	$ 19
Hedging instrument, liabilities		$ 45
Foreign exchange risk | Australia
Disclosure of credit risk exposure [line items]
Percentage of reasonably possible increase in unobservable input, assets	7.00%	10.00%
Percentage of reasonably possible decrease in unobservable input assets	7.00%	10.00%
Interest rate risk | Fair value hedges | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Hedging instrument, assets	$ 5,712	$ 3,923
Interest rate risk | Fair value hedges | Interest bearing liabilities
Disclosure of credit risk exposure [line items]
Hedging instrument, assets	2,650	$ 3,150
Interest rate risk | Interest rate swap (cash flow hedges) | Fair value hedges
Disclosure of credit risk exposure [line items]
Hedging instrument, assets	$ 600
Later than ten years
Disclosure of credit risk exposure [line items]
Percentage of proportion of non current provision yet to be settled	56.00%	53.00%